Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefit Liabilities [Abstract]
Schedule of defined contribution plans
				Convenience translation
	Year ended December 31,			Year ended December 31,
	2019	2020	2021	2021
	N I S			U.S. dollars
Expenses - defined contribution plan	332	335	314	101